Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Schedule of Related Party Transaction	In 2023, the compensation paid to management, excluding share bonuses and share-based payment charge, amounted to CHF 681,353 (2022: CHF 1,038,810; 2021: CHF 810,671). The fees paid to members of the Board of Directors in 2023 for their activities as board members totaled CHF 138,507 (2022: CHF 183,058; 2021: CHF 165,245).
	Executive Management			Board of Directors			Total
	2023	2022	2021	2023	2022	2021	2023	2022	2021
Short term benefits	636,884	989,760	781,204	138,507	183,058	165,245	775,391	1,172,818	946,449
Post-employee benefits years	44,469	49,050	29,467		-	-	44,469	49,050	29,467
Share bonuses	-	-	902,817		-	-	-	-	902,817
Share-based payment	242,269	172,115	192,362	41,319	51,171	48,046	283,588	223,286	240,408
Total	923,622	1,210,925	1,905,850	179,826	234,229	213,291	1,103,448	1,445,154	2,119,141